Expense Example, No Redemption - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2050 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom Blend 2050 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 646
3 Years	798
5 Years	963
10 Years	1,441
Fidelity Advisor Freedom Blend 2050 Fund - Class M
Expense Example, No Redemption:
1 Year	447
3 Years	654
5 Years	878
10 Years	1,521
Fidelity Advisor Freedom Blend 2050 Fund - Class C
Expense Example, No Redemption:
1 Year	152
3 Years	471
5 Years	813
10 Years	1,576
Fidelity Advisor Freedom Blend 2050 Fund - Class I
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	616
Fidelity Advisor Freedom Blend 2050 Fund - Class Z
Expense Example, No Redemption:
1 Year	40
3 Years	125
5 Years	219
10 Years	$ 493